Stock-Based Compensation (Performance Stock Units) (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	May 31, 2014	Apr. 30, 2014
Fair value assumptions
Recognized stock-based compensation expense	$ 1,114,000	$ 0	$ 0
Unvested activity
Nonvested at the beginning of the period (in shares)	0
Granted (in shares)	145,149
Vested (in shares)	(1,784)
Forfeited (in shares)	(9,796)
Nonvested at the end of the period (in shares)	133,569	0
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period	3 years
Fair value assumptions
Risk-free interest rate (as a percent)				0.55%	0.72%	0.67%	0.74%		0.75%
Dividend yield (as a percent)				0.00%	0.00%	0.00%	0.00%		0.00%
Expected Life (Years)				2 years 1 month 6 days	2 years 3 months 15 days	2 years 5 months 3 days	2 years 5 months 3 days		2 years 8 months 24 days
Volatility				26.30%	25.70%	26.90%	26.90%		34.30%
Fair value of award (in dollars per share)	$ 22.82			$ 7.42	$ 15.26	$ 21.86	$ 22.31		$ 18.00
Recognized stock-based compensation expense	900,000
Unrecognized stock-based compensation expense	$ 2,000,000
Unrecognized stock-based compensation expense, period of recognition	2 years
Unvested activity
Granted (in shares)				3,906	4,980	26,550	11,487	82,526	15,700
Weighted Average Grant Date Fair Value
Nonvested at the beginning of the period (in dollars per share)	$ 0
Granted (in dollars per share)	$ 22.82			$ 7.42	$ 15.26	$ 21.86	$ 22.31		$ 18.00
Vested (in dollars per share)	$ 27.53
Forfeited (in dollars per share)	$ 25.26
Nonvested at the end of the period (in dollars per share)	$ 22.58
Performance Stock Units | May 2014 Grant 1
Fair value assumptions
Risk-free interest rate (as a percent)								0.70%
Dividend yield (as a percent)								0.00%
Expected Life (Years)								2 years 7 months 26 days
Volatility								31.80%
Fair value of award (in dollars per share)								25.26
Weighted Average Grant Date Fair Value
Granted (in dollars per share)								25.26
Performance Stock Units | May 2014 Grant 2
Fair value assumptions
Risk-free interest rate (as a percent)								0.63%
Dividend yield (as a percent)								0.00%
Expected Life (Years)								2 years 7 months 11 days
Volatility								30.10%
Fair value of award (in dollars per share)								27.53
Weighted Average Grant Date Fair Value
Granted (in dollars per share)								27.53
Performance Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout of PSUs (percent of initial grant)	0.00%
Performance Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payout of PSUs (percent of initial grant)	200.00%